Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document And Entity Information [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Jun. 30, 2019
Trading Symbol	SLNG
Entity Registrant Name	Stabilis Energy, Inc.
Entity Central Index Key	0001043186
Entity Emerging Growth Company	false
Security 12(b) Title	Common Stock, $.001 par value
Security Exchange Name	NASDAQ
Entity File Number	000-24575
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	59-3410234
Entity Address, Address Line One	10375 Richmond Ave.
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	832
Local Phone Number	456-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false